CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues (a)
Total Revenues	¥ 1,552,645	$ 237,953	¥ 3,587,695	¥ 4,981,705
Cost of revenues (a)	(475,378)	(72,855)	(1,241,932)	(1,540,633)
Gross profit	1,077,267	165,098	2,345,763	3,441,072
Operating income and expenses (a)
Research and development	(455,179)	(69,759)	(787,329)	(668,918)
Selling and marketing	(766,986)	(117,546)	(1,558,315)	(1,910,044)
General and administrative	(380,533)	(58,319)	(587,457)	(430,826)
Impairment of goodwill | ¥			(545,665)
Other operating income (expenses), net	(5,684)	(871)	22,091	35,938
Total operating expenses	(1,608,382)	(246,495)	(3,456,675)	(2,973,850)
Operating profit (loss)	(531,115)	(81,397)	(1,110,912)	467,222
Other income (expenses)
Interest income, net	35,655	5,464	110,010	87,716
Foreign exchange gains, net	39,393	6,037	49	13,821
Other income	1,081,506	165,748	887,494	847,285
Other expense	(117,192)	(17,960)	(252,328)	(146,321)
Income (Loss) before income taxes	508,247	77,892	(365,687)	1,269,723
Income tax expenses	(97,090)	(14,880)	(7,904)	(117,000)
Net income (loss)	411,157	63,012	(373,591)	1,152,723
Less: net loss attributable to noncontrolling interests	(5,575)	(854)	(59,614)	(14,186)
Net income (loss)	¥ 416,732	$ 63,866	¥ (313,977)	¥ 1,166,909
Earnings (loss) per share
Basic | (per share)	¥ 0.2895	$ 0.0444	¥ (0.2514)	¥ 0.8048
Diluted | (per share)	0.2857	0.0438	(0.2514)	0.7839
Earnings (loss) per ADS (1 ADS represent 10 Class A ordinary share)
Basic | (per share)	2.8953	0.4437	(2.5140)	8.0478
Diluted | (per share)	¥ 2.8575	$ 0.4379	¥ (2.5140)	¥ 7.8393
Weighted average number of shares used in computation of ordinary shares:
Basic	1,402,509,386	1,402,509,386	1,369,041,418	1,403,089,609
Diluted	1,421,067,906	1,421,067,906	1,369,041,418	1,440,414,849
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments	¥ (167,476)	$ (25,667)	¥ 77,097	¥ 182,978
Unrealized (losses) gains on available-for-sale securities, net	(7,251)	(1,111)	10,913	(3,734)
Other comprehensive (loss) income	(174,727)	(26,778)	88,010	179,244
Total comprehensive income (loss)	236,430	36,234	(285,581)	1,331,967
Less: total comprehensive loss attributable to noncontrolling interests	(5,869)	(899)	(60,073)	(40)
Total comprehensive income (loss) attributable to Cheetah Mobile Inc.	242,299	37,133	(225,508)	1,332,007
Sales [Member]
Related party Transactions
Amount of transactions with related parties	112,706	17,273	216,829	232,363
Cost of Sales [Member]
Related party Transactions
Amount of transactions with related parties	(101,250)	(15,517)	(113,937)	(76,056)
Research and development
Related party Transactions
Amount of transactions with related parties	(12,173)	(1,866)	(14,775)	(1,568)
Selling and Marketing Expense [Member]
Related party Transactions
Amount of transactions with related parties	(993)	(152)	(7,871)	(18,710)
General and Administrative Expense [Member]
Related party Transactions
Amount of transactions with related parties	(4,403)	(675)	(5,148)	(4,858)
Internet Business [Member]
Revenues (a)
Total Revenues	1,465,899	224,659	3,444,573	4,898,350
AI and Others [Member]
Revenues (a)
Total Revenues	¥ 86,746	$ 13,294	¥ 143,122	¥ 83,355